Discontinued Operations and Disposition (Details) - Schedule of discontinued operations including assets and liabilities - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Current assets:
Cash and cash equivalents		$ 613,980
Accounts receivables		66,535
Prepaid expenses and other current assets		40,762
Current assets of discontinued operation		721,277
Assets of discontinued operation – non-current		7,148,097
Total assets of discontinued operation		7,869,374
Current liabilities:
Accounts payable		59
Accrued expenses and other payables		118,090
Advanced from customers		67,484
Due to related parties		115,705
Total liabilities of discontinued operation		$ 301,338